RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. In addition, the Company did not account for its convertible promissory note and Prosus Agreement as derivative liabilities (the convertible promissory note, Prosus Agreement, together with the Warrants, the “Derivative Instruments”). The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Warrant Accounting Statement”). Specifically, the SEC Warrant Accounting Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the Derivative Instruments.

In further consideration of the SEC Warrant Accounting Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Derivative Instruments as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Derivative Instruments at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period. See Notes 3, 6, 7, 8, 9, 10 and 11.

The Company’s accounting for the Derivative Instruments as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in the Trust Account, operating expenses, or cash.

The table below summarizes the effects of the restatement on the financial statements for all periods being restated:

	As
	Previously		As
	Reported	Adjustments	Restated

Balance sheet as of July 1, 2019 (audited)
Total Liabilities	$21,509,982	$38,110,000	$59,619,982
Class A Common Stock Subject to Possible Redemption	666,500,190	(38,110,000)	628,390,190
Class A Common Stock	235	381	616
Additional Paid-in Capital	5,003,043	1,125,253	6,128,296
Accumulated Deficit	(5,000)	(1,125,634)	(1,130,634)
Total Stockholders’ Equity	5,000,003	—	5,000,003

Number of Class A common stock subject to redemption	66,650,019	(3,811,000)	62,839,019

Balance sheet as of September 30, 2019 (unaudited)
Total Liabilities	$21,438,614	$55,988,000	$77,426,614
Class A Common Stock Subject to Possible Redemption	669,011,539	(55,988,000)	613,023,539
Class A Common Stock	233	558	791
Additional Paid-in Capital	2,491,696	19,003,076	21,494,772
Retained Earnings (Accumulated Deficit)	2,506,354	(19,003,634)	(16,497,280)
Total Stockholders’ Equity	5,000,008	—	5,000,008

Number of Class A common stock subject to redemption	66,673,530	(5,579,751)	61,093,779

Balance sheet as of December 31, 2019 (audited)
Total Liabilities	$21,638,123	$56,360,000	$77,998,123
Class A Common Stock Subject to Possible Redemption	671,198,229	(56,360,000)	614,838,229
Class A Common Stock	238	559	797
Additional Paid-in Capital	305,001	19,375,075	19,680,076
Retained Earnings (Accumulated Deficit)	4,693,042	(19,375,634)	(14,682,592)
Total Stockholders’ Equity	5,000,006	—	5,000,006

Number of Class A common stock subject to redemption	66,619,951	(5,594,026)	61,025,925

Balance sheet as of March 31, 2020 (unaudited)
Total Liabilities	$21,805,994	$66,706,000	$88,511,994
Class A Common Stock Subject to Possible Redemption	672,720,712	(66,706,000)	606,014,712
Class A Common Stock	240	660	900
Additional Paid-in Capital	—	28,503,490	28,503,490
Retained Earnings (Accumulated Deficit)	4,998,044	(28,504,150)	(23,506,106)
Total Stockholders’ Equity	5,000,009	—	5,000,009

Number of Class A common stock subject to redemption	66,602,417	(6,604,198)	59,998,219

Balance sheet as of June 30, 2020 (unaudited)
Total Liabilities	$21,739,976	$111,342,000	$133,081,976
Class A Common Stock Subject to Possible Redemption	672,594,363	(111,342,000)	561,252,363
Class A Common Stock	242	1,102	1,344
Additional Paid-in Capital	126,347	73,139,048	73,265,395
Retained Earnings (Accumulated Deficit)	4,871,691	(73,140,150)	(68,268,459)
Total Stockholders’ Equity	5,000,005	—	5,000,005

Number of Class A common stock subject to redemption	66,584,915	(11,022,539)	55,562,376

Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$21,689,446	$83,004,000	$104,693,446
Class A Common Stock Subject to Possible Redemption	672,501,414	(83,004,000)	589,497,414
Class A Common Stock	244	821	1,065
Additional Paid-in Capital	219,294	44,801,329	45,020,623
Retained Earnings (Accumulated Deficit)	4,778,742	(44,802,150)	(40,023,408)
Total Stockholders’ Equity	5,000,005	—	5,000,005

Number of Class A common stock subject to redemption	66,563,478	(8,215,648)	58,347,830

	As
	Previously		As
	Reported	Adjustments	Restated

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$23,602,761	$129,943,549	$153,546,310
Class A Common Stock Subject to Possible Redemption	672,322,591	(129,943,551)	542,379,040
Class A Common Stock	242	1,287	1,529
Additional Paid-in Capital	398,119	91,740,414	92,138,533
Retained Earnings (Accumulated Deficit)	4,599,922	(91,741,699)	(87,141,777)
Total Stockholders’ Equity	5,000,008	2	5,000,010

Number of Class A common stock subject to redemption	66,580,981	(12,868,479)	53,712,502

Statement of Operations for the three months ended September 30, 2019 (unaudited)
Net income (loss)	$2,507,354	$(19,003,634)	$(16,496,280)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,650,019	(3,811,000)	62,839,019
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.04	—	0.04
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	19,549,981	3,769,576	23,319,557
Basic and diluted net loss per share, Non-redeemable common stock	0.00	(0.81)	(0.81)

Statement of Operations for the period from April 11, 2019 (inception) to September 30, 2019 (unaudited)
Net income (loss)	$2,506,354	$(19,003,634)	$(16,497,280)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,650,019	(3,811,000)	62,839,019
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.04	—	0.04
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	17,433,711	2,016,285	19,449,996
Basic and diluted net loss per share, Non-redeemable common stock	0.00	(0.98)	(0.98)

Statement of Operations for the period from April 11, 2019 (inception) to December 31, 2019 (audited)
Net income (loss)	$4,693,042	$(19,375,634)	$(14,682,592)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,661,839	(4,700,208)	61,961,631
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.07	0.01	0.08
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	18,180,430	3,258,099	21,438,529
Basic and diluted net loss per share, Non-redeemable common stock	(0.01)	(0.90)	(0.91)

Statement of Operations for the three months ended March 31, 2020 (unaudited)
Net income (loss)	$1,522,486	$(10,346,000)	$(8,823,514)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,619,951	(5,594,026)	61,025,925
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.02	—	0.02
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	19,630,049	5,594,026	25,224,075
Basic and diluted net loss per share, Non-redeemable common stock	0.00	(0.41)	(0.41)

Statement of Operations for the three months ended June 30, 2020 (unaudited)
Net loss	$(126,353)	$(44,636,000)	$(44,762,353)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,585,251	(6,587,032)	59,998,219
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.00	—	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	19,664,749	6,587,032	26,251,781
Basic and diluted net loss per share, Non-redeemable common stock	(0.01)	(1.70)	(1.71)

Statement of Operations for the six months ended June 30, 2020 (unaudited)
Net income (loss)	$1,396,133	$(54,982,000)	$(53,585,867)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,602,601	(6,090,529)	60,512,072
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.02	0.01	0.03
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	19,647,399	6,090,529	25,737,928
Basic and diluted net loss per share, Non-redeemable common stock	(0.01)	(2.13)	(2.14)
Statement of Operations for the three months ended September 30, 2020 (unaudited)
Net income (loss)	$(92,949)	$28,338,000	$28,245,051
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,563,636	(11,001,260)	55,562,376
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.00	—	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	19,686,364	11,001,260	30,687,624
Basic and diluted net loss per share, Non-redeemable common stock	0.00	0.92	0.92
Statement of Operations for the nine months ended September 30, 2020 (unaudited)
Net income (loss)	$1,303,184	$(26,644,000)	$(25,340,816)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,589,518	(7,739,388)	58,850,130
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.02	0.01	0.03
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	19,660,482	7,739,388	27,399,870
Basic and diluted net loss per share, Non-redeemable common stock	(0.02)	(0.96)	(0.98)
Statement of Operations for the year ended December 31, 2020 (audited)
Net income (loss)	$1,124,364	$(73,583,549)	$(72,459,185)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,592,589	(7,868,720)	58,723,869
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.02	0.01	0.03
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	19,657,411	7,868,720	27,526,131
Basic and diluted net loss per share, Non-redeemable common stock	(0.02)	(2.67)	(2.68)

	As
	Previously		As
	Reported	Adjustments	Restated
Statement of Cash Flows for the period from April 11, 2019 (inception) to September 30, 2019 (unaudited)
Net income (loss)	$2,506,354	$(19,003,634)	$(16,497,280)
Transaction costs attributable to the Initial Public Offering	—	(1,125,634)	(1,125,634)
Loss on Derivative Liabilities	—	(17,878,000)	(17,878,000)
Initial classification of Class A common stock subject to redemption	666,500,190	(38,110,000)	628,390,190
Change in value of Class A common stock subject to possible redemption	2,511,349	(17,878,000)	(15,366,651)
Statement of Cash Flows for the period from April 11, 2019 (inception) to December 31, 2019 (audited)
Net income (loss)	$4,693,042	$(19,375,634)	$(14,682,592)
Transaction costs attributable to the Initial Public Offering	—	(1,125,634)	(1,125,634)
Loss on Derivative Liabilities	—	(18,250,000)	(18,250,000)
Initial classification of Class A common stock subject to redemption	666,500,190	(38,110,000)	628,390,190
Change in value of Class A common stock subject to possible redemption	4,698,039	(18,250,000)	(13,551,961)
Statement of Cash Flows for the three months ended March 31, 2020 (unaudited)
Net income (loss)	$1,522,486	$(10,346,000)	$(8,823,514)
Loss on Derivative Liabilities	—	(10,346,000)	(10,346,000)
Change in value of Class A common stock subject to possible redemption	1,522,483	(10,346,000)	(8,823,517)
Statement of Cash Flows for the six months ended June 30, 2020 (unaudited)
Net income (loss)	$1,396,133	$(54,982,000)	$(53,585,867)
Loss on Derivative Liabilities	—	(54,982,000)	(54,982,000)
Change in value of Class A common stock subject to possible redemption	1,396,134	(54,982,000)	(53,585,866)
Statement of Cash Flows for the nine months ended September 30, 2020 (unaudited)
Net income (loss)	$1,303,184	$(26,644,000)	$(25,340,816)
Loss on Derivative Liabilities	—	(26,644,000)	(26,644,000)
Change in value of Class A common stock subject to possible redemption	1,303,185	(26,644,000)	(25,340,815)
Statement of Cash Flows for the year ended December 31, 2020 (audited)
Net income (loss)	$1,124,364	$(73,583,549)	$(72,459,185)
Loss on Derivative Liabilities	—	(73,583,549)	(73,583,549)
Change in value of Class A common stock subject to possible redemption	1,124,362	(73,583,551)	(72,459,189)